Loans receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans Receivable Details [Abstract]
Current (terms of one year or less)	$ 74,121	$ 69,693
Non-current (terms exceeding one year)	151	221
Gross loans receivable	$ 74,272	$ 69,914